Other Post-Retirement Employee Benefit Plans (Narrative) (Details) - Other Post-Retirement Benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Pension and post-retirement benefits	$ 202	$ 177
Medical trend rate used to determine the post retirement benefit obligation	7.10%	7.30%
Ultimate medical trend rate used to determine the post retirement benefit obligation	4.50%	4.50%
Unrecognized net prior service credits, before tax	$ 30
Unrecognized net prior service credits, net of tax	20
Unrecognized actuarial losses, before tax	44
Unrecognized actuarial losses, net of tax	29
Future amortization of prior service cost (credit)	3
Prior service credits expected to be recognized as accumulated comprehensive income in net periodic pension cost, net of tax	2
Actuarial loss expected to be recognized as accumulated comprehensive income in net periodic pension cost, before tax	3
Actuarial loss expected to be recognized as accumulated comprehensive income in net periodic pension cost, net of tax	$ 2